Marketable debt securities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification:
Financial liabilities at amortized cost		R$ 70,247,012	R$ 99,842,955	R$ 94,658,300
Total		70,247,012	99,842,955	94,658,300
Type:
Real estate credit notes - LCI	[1]	27,713,873	23,983,429	23,795,322
Eurobonds		1,992,828	7,721,646	13,465,373
Treasury Bills	[2]	31,686,259	61,157,037	55,300,989
Agribusiness credit notes - LCA	[3]	8,854,052	6,980,843	2,096,616
Total		R$ 70,247,012	R$ 99,842,955	R$ 94,658,300
Domestic
Indexers:
Treasury Bills		97% to 108% of CDI
Treasury Bills		100% of IGPM
Treasury Bills		100% of IPCA
Treasury Bills		Pre fixed: 10,05% to 17,74%
Treasury Bills		104% to 105% of SELIC
Real estate credit notes - LCI		70% to 97% of CDI
Real estate credit notes - LCI		Pre fixed: 8,27% of 14,91%
Real estate credit notes - LCI		100% of IPCA
Real estate credit notes - LCI		100% of TR
Agribusiness credit notes - LCA		87% to 94% of CDI
Eurobonds		0,7% to 3%
Abroad
Indexers:
Treasury Bills		0
Real estate credit notes - LCI		0
Agribusiness credit notes - LCA		0
Eurobonds		0,72% to 15,70%

[1]	Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2017, have maturities between 2018 to 2026 (2016 - there are maturities between 2017 to 2026 and 2015 - there are maturities between 2016 to 2020).
[2]	The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2017, have a maturity between 2018 to 2025 (2016 - have a maturity between 2016 to 2017 to 2025 and 2015 - there are maturities between 2016 to 2025).
[3]	Agribusiness credit notes are fixed income securities in which resources are allocated to the promotion of agribusinessindexed between 86.0% to 94.0% of CDI. On December 31, 2017, its maturities dates are between 2018 to 2019 (12/31/2016 - there are maturities between 2017 to 2018 and 2015 - there are maturities between 2016 to 2018).